Concentrations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	84.00%	56.00%	85.00%